UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21364

Schroder Global Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Global Series Trust P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1.   Schedule of Investments

Schroder North American Equity Fund

Schedule of Investments

January 31, 2012 (unaudited)

Shares		Value $
	COMMON STOCK — 90.5%
	Bahamas — 0.0%
3,100	Steiner Leisure (1)	153,078

	Bermuda — 0.6%
37,652	Accenture Class A	2,158,966
18,900	Assured Guaranty	293,139
9,100	Axis Capital Holdings	280,098
4,900	Endurance Specialty Holdings	183,260
1,900	PartnerRe	124,298
3,200	SeaCube Container Leasing	49,408
9,200	Textainer Group Holdings	290,628
		3,379,797
	Canada — 2.6%
1,600	AG Growth International	58,755
6,900	Agrium	556,392
20,100	Alimentation Couche Tard Class B	610,580
4,100	ARC Resources	99,432
8,600	Atco Class I	512,105
10,400	Baytex Energy	598,021
9,100	BCE	371,117
20,700	Bird Construction	266,391
2,800	Canaccord Financial	21,899
12,300	Canadian Utilities Class A	740,651
1,900	Cominar REIT	41,093
10,200	Davis & Henderson	181,736
2,600	Domtar	224,588
2,600	Empire	146,548
12,400	First Capital Realty	221,552
12,700	Freehold Royalties Trust	263,654
9,900	Great-West Lifeco	218,464
7,800	Industrial Alliance Insurance and Financial Services	206,127
4,300	Inmet Mining	287,410
4,600	Just Energy Group	55,114
40,600	Lundin Mining (1)	205,349
46,200	Manulife Financial	539,707
8,200	Metro Class A	447,793
29,300	Migao (1)	111,073
1,300	National Bank of Canada	97,552
21,600	Neo Material Technologies (1)	179,928
3,300	North West	63,867
1,100	Northern Property REIT	34,326
12,200	Pan American Silver	280,050
12,500	Parkland Fuel	159,866
2,400	Pason Systems	31,125
14,900	Petrominerales	311,110
1,800	PHX Energy Services	17,831
9,500	Potash Corp. of Saskatchewan	445,241
8,500	Power Corp. of Canada	206,734
10,100	Power Financial	269,427
20,696	Research In Motion (1)	345,209
6,500	RioCan REIT	168,466
14,900	Rogers Communications Class B	573,020
7,700	Royal Bank of Canada	402,284
2,800	Saputo	114,078
11,100	Shaw Communications Class B	220,361
12,300	Shoppers Drug Mart	509,228
3,400	Silver Wheaton	121,327
11,400	Silvercorp Metals	93,939
64,300	Sino-Forest (1) (2) (3)	—
7,200	Sprott	49,202
11,700	Teck Resources Class B	496,293
7,200	Tim Hortons	350,712
5,900	TMX Group	252,327
3,200	Trican Well Service	53,248
10,100	Trinidad Drilling	67,609
4,879	Vermilion Energy	223,897
2,500	Wajax	104,000
14,200	Yamana Gold	245,780
1,700	Zargon Oil & Gas Trust	24,761
		13,498,349
	Cayman Islands — 0.1%
6,800	Cogo Group (1)	14,688
4,500	Herbalife	260,460
		275,148
	China — 0.1%
10,000	China Automotive Systems (1)	49,700
20,200	China Information Technology (1)	14,746
11,600	China Sky One Medical (1)	16,820
11,700	China-Biotics (1)	18,837
17,800	Fushi Copperweld (1)	147,918
18,900	Zhongpin (1)	214,704
		462,725
	Ireland — 0.1%
400	Covidien	20,600
8,100	Seagate Technology	171,234
16,300	XL Group	330,401
		522,235
	Netherlands — 0.1%
6,900	VistaPrint (1)	246,882

	Puerto Rico — 0.0%
20,500	Doral Financial (1)	26,650
8,400	Triple-S Management Class B (1)	179,172
		205,822

Shares		Value $
	Russia — 0.0%
20,900	CTC Media	209,418

	Switzerland — 0.5%
23,600	ACE	1,642,560
6,000	Allied World Assurance Holdings	369,180
8,988	Garmin	374,800
		2,386,540
	United Kingdom — 0.0%
3,152	Ensco International ADR	165,921

	United States — 86.4%
	Consumer Discretionary — 8.7%
6,300	Advance Auto Parts	482,832
10,106	Amazon.com (1)	1,965,011
12,800	Apollo Group Class A (1)	670,848
4,200	Ascena Retail Group (1)	148,554
8,800	Autoliv	555,192
800	AutoZone (1)	278,304
15,400	Bed Bath & Beyond (1)	934,780
21,100	Best Buy	505,345
15,300	Bridgepoint Education (1)	376,227
7,400	Buckle	322,862
18,500	Career Education (1)	187,035
6,400	Cato	171,584
7,700	CEC Entertainment	270,809
4,700	Coach	329,235
6,100	Coinstar (1)	303,353
81,200	Comcast Class A	2,159,108
8,200	Convergys (1)	109,142
10,900	Cooper Tire & Rubber	164,154
16,200	Darden Restaurants	743,094
1,600	Destination Maternity	26,704
10,900	DeVry	411,584
13,956	DIRECTV (1)	628,159
17,500	Discovery Communications Class A (1)	750,400
1,750	Dollar Tree (1)	148,417
5,700	Dorman Products (1)	247,437
3,500	DSW	174,895
20,400	Exide Technologies (1)	67,320
8,900	Express (1)	192,596
7,700	Finish Line	162,855
12,000	Foot Locker	314,880
75,700	Ford Motor	940,194
500	Fossil (1)	47,525
15,600	Genuine Parts	994,968
11,700	Guess?	351,000
11,200	hhgregg (1)	114,016
5,300	Hillenbrand	124,285
49,293	Home Depot	2,188,116
4,000	ITT Educational Services (1)	263,480
1,100	Johnson Controls	34,947
4,100	JOS A Bank Clothiers (1)	195,775
5,100	Kohl’s	234,549
2,700	Lear	113,130
21,900	Limited Brands	916,734
17,300	Lincoln Educational Services	151,029
34,200	Lowe’s	917,586
31,600	Mattel	979,600
3,100	Matthews International Class A	102,176
46,881	McDonald’s	4,643,563
22,900	McGraw-Hill	1,053,400
41,100	News Class A	773,913
9,700	Nike Class B	1,008,703
15,378	Nordstrom	759,366
3,100	O’Reilly Automotive (1)	252,681
8,100	PetSmart	431,082
1,700	priceline.com (1)	900,116
3,078	Ralph Lauren	467,856
6,700	Rent-A-Center	226,594
12,752	Ross Stores	648,056
7,700	Rue21 (1)	186,417
9,400	Ruth’s Hospitality Group (1)	58,186
3,200	Scripps Networks Interactive Class A	138,752
5,500	Standard Motor Products	113,795
23,000	Starbucks	1,102,390
14,200	Stein Mart (1)	102,950
2,800	Strayer Education	304,640
9,000	Superior Industries International	163,530
14,700	Target	746,907
4,400	Tiffany	280,720
26,145	Time Warner	968,934
14,500	Time Warner Cable	1,068,940
19,698	TJX	1,342,222
1,700	Tractor Supply	137,309
2,900	True Religion Apparel (1)	105,096
7,400	Tupperware Brands	465,016
26,900	United Online	152,792
10,200	Universal Technical Institute (1)	142,290
16,600	Universal Travel Group (1) (2) (3)	33,864
9,100	Viacom Class B	428,064
50,272	Walt Disney	1,955,581
5,100	Williams-Sonoma	182,886
21,400	Yum! Brands	1,355,262
3,500	Zumiez (1)	99,960
		45,273,659

Shares		Value $
	Consumer Staples — 9.5%
75,300	Altria Group	2,138,520
18,100	Archer-Daniels-Midland	518,203
8,100	Brown-Forman Class B	657,801
101,058	Coca-Cola	6,824,447
28,691	Colgate-Palmolive	2,602,848
11,973	Costco Wholesale	985,019
36,517	CVS Caremark	1,524,585
17,600	Dr. Pepper Snapple Group	683,232
44,000	General Mills	1,752,520
27,465	HJ Heinz	1,424,060
24,826	Hormel Foods	714,492
21,200	Kimberly-Clark	1,517,072
39,500	Kraft Foods Class A	1,512,850
45,200	Kroger	1,073,952
17,912	McCormick	905,273
2,000	National Beverage (1)	33,460
5,000	Omega Protein (1)	43,050
69,924	PepsiCo	4,591,909
85,891	Philip Morris International	6,422,070
102,011	Procter & Gamble	6,430,773
11,300	Spartan Stores	211,762
9,000	USANA Health Sciences (1)	313,020
57,041	Walgreen	1,902,888
81,523	Wal-Mart Stores	5,002,251
		49,786,057
	Energy — 10.8%
5,300	Alliance Resource Partners LP	420,555
7,400	Anadarko Petroleum	597,328
22,400	Apache	2,214,912
6,200	Arch Coal	89,466
800	Atlas Pipeline Partners	30,008
2,400	Atwood Oceanics (1)	110,352
6,100	Baker Hughes	299,693
8,200	Berry Petroleum Class A	369,082
3,700	BP Prudhoe Bay Royalty Trust	425,500
2,600	Buckeye Partners LP	161,954
18,600	Chesapeake Energy	393,018
88,220	Chevron	9,093,718
10,200	Cloud Peak Energy (1)	193,290
59,359	ConocoPhillips	4,048,877
15,700	Consol Energy	561,118
5,000	Contango Oil & Gas (1)	311,400
8,200	Crosstex Energy	102,992
1,100	CVR Energy (1)	27,434
23,400	Denbury Resources (1)	441,324
21,000	Devon Energy	1,340,010
9,200	Diamond Offshore Drilling	573,160
1,200	EOG Resources	127,368
200,090	ExxonMobil	16,755,537
5,100	Global Geophysical Services (1)	45,951
47,537	Halliburton	1,748,411
8,800	Helmerich & Payne	543,048
14,300	James River Coal (1)	89,947
28,500	Marathon Oil	894,615
700	Marathon Petroleum	26,754
4,800	Matrix Service (1)	55,872
9,820	Murphy Oil	585,272
12,900	National Oilwell Varco	954,342
15,600	Natural Resource Partners LP	436,488
4,100	Newfield Exploration (1)	155,021
12,800	Newpark Resources (1)	104,192
6,800	Noble Energy	684,556
40,133	Occidental Petroleum	4,004,069
3,300	Oil States International (1)	262,977
3,900	ONEOK Partners LP	218,868
16,800	Parker Drilling (1)	109,200
11,400	Patterson-UTI Energy	215,118
11,800	Peabody Energy	402,262
4,740	Penn Virginia Resource Partners LP	123,477
3,000	Pioneer Natural Resources	297,900
2,600	Plains All American Pipeline	202,800
5,400	RPC	82,350
53,572	Schlumberger	4,027,007
3,300	Southwestern Energy (1)	102,762
300	Spectra Energy	9,447
900	Sunoco Logistics Partners LP	33,597
5,200	TC Pipelines LP	239,824
10,600	Tetra Technologies (1)	99,004
2,300	Unit (1)	104,075
35,800	Vaalco Energy (1)	222,676
11,200	Valero Energy	268,688
9,200	W&T Offshore	198,812
		56,237,478
	Financials — 12.3%
15,500	Advance America Cash Advance Centers	121,985
34,800	Aflac	1,678,404
2,300	Agree Realty	57,408
24,000	Allstate	692,400
15,500	American Capital Agency REIT	454,460
7,100	American Equity Investment Life Holding	81,863
26,527	American Express	1,330,064
8,100	American Financial Group	297,027
4,900	Amtrust Financial Services	127,057
41,100	Annaly Capital Management REIT	692,124
14,600	Anworth Mortgage Asset REIT	94,900
4,700	Arlington Asset Investment	105,280
2,100	Arrow Financial	55,125

Shares		Value $
7,700	Assurant	304,920
421,550	Bank of America	3,005,652
30,400	Bank of New York Mellon	611,952
7,200	Bank of the Ozarks	201,528
58,300	Berkshire Hathaway Class B (1)	4,568,971
36,800	BGC Partners Class A	230,368
20,900	Brookfield Office Properties	360,913
13,500	Calamos Asset Management Class A	168,615
21,900	Capital One Financial	1,001,925
12,600	Capstead Mortgage REIT	163,170
3,100	Cash America International	135,966
13,200	CBL & Associates Properties REIT	229,284
10,800	CBOE Holdings	276,372
66,800	Chimera Investment REIT	203,072
136,442	Citigroup	4,191,498
15,100	CNA Financial	415,703
32,200	CNO Financial Group (1)	216,384
7,600	Cohen & Steers	256,652
7,000	CommonWealth REIT	137,690
500	Credit Acceptance (1)	42,140
18	Discover Financial Services	489
17,400	Dynex Capital REIT	161,124
6,400	Entertainment Properties Trust	284,608
5,200	Ezcorp (1)	139,464
5,500	FBL Financial Group Class A	191,070
21,000	Federated Investors Class B	358,680
60,500	Fifth Third Bancorp	787,105
4,800	First Financial Holdings	46,608
10,900	FirstMerit	171,021
4,300	Flushing Financial	56,373
500	Franklin Resources	53,050
9,300	Getty Realty REIT	155,868
11,200	Global Payments	560,224
24,523	Goldman Sachs Group	2,733,579
22,900	Hartford Financial Services Group	401,208
8,600	Hatteras Financial REIT	238,736
34,100	HCP	1,433,223
7,900	Horace Mann Educators	123,556
76,000	Huntington Bancshares	433,960
9,000	Invesco Mortgage Capital REIT	141,120
166,663	JPMorgan Chase	6,216,530
77,600	KeyCorp	602,952
12,000	Liberty Property Trust	399,480
31,400	Lincoln National	676,356
10,200	LTC Properties REIT	325,890
10,000	Main Street Capital (1)	221,300
3,900	MarketAxess Holdings	121,095
35,000	Marsh & McLennan	1,105,650
8,200	Meadowbrook Insurance Group	81,754
49,700	MetLife	1,755,901
81,300	Morgan Stanley	1,516,245
4,200	Nelnet Class A	103,530
15,800	Northern Trust	651,118
20,500	NorthStar Realty Finance REIT	102,090
15,900	Omega Healthcare Investors	331,356
8,500	PennyMac Mortgage Investment Trust	150,535
28,200	PNC Financial Services Group	1,661,544
4,300	Portfolio Recovery Associates (1)	279,285
29,000	Principal Financial Group	791,990
10,300	Protective Life	257,603
29,000	Prudential Financial	1,659,960
400	Public Storage REIT	55,544
15,700	RAIT Financial Trust	88,391
18,400	Regions Financial	96,048
5,900	Renasant	93,102
1,900	Republic Bancorp Class A	48,279
9,000	Selective Insurance Group	161,820
5,700	Senior Housing Properties Trust	129,276
7,563	Simon Property Group REIT	1,027,509
1,260	Southside Bancshares	26,964
7,100	StanCorp Financial Group	274,486
2,100	State Auto Financial	26,292
17,500	State Street	685,650
14,500	T. Rowe Price Group	838,680
1,200	Tompkins Financial	48,528
7,950	Torchmark	363,077
1,800	TowneBank	23,760
14,581	Travelers	850,072
30,600	Trustco Bank	171,054
40,751	U.S. Bancorp	1,149,993
6,300	Universal Insurance Holdings	25,263
33,800	Unum Group	771,654
4,200	Urstadt Biddle Properties	82,152
7,400	Waddell & Reed Financial Class A	203,130
218,972	Wells Fargo	6,396,172
6,200	WesBanco	123,752
4,800	Westamerica Bancorporation	222,960
1,800	WP Carey LP	76,410
		64,054,120
	Healthcare — 11.3%
77,333	Abbott Laboratories	4,187,582
26,713	Aetna	1,167,358
1,200	Agilent Technologies	50,964
11,600	Almost Family (1)	218,544
4,500	AMERIGROUP (1)	306,045
20,400	AmerisourceBergen	794,988
38,626	Amgen	2,623,092
13,800	Amsurg (1)	355,350
36,872	Baxter International	2,045,658

Shares		Value $
20,700	Becton Dickinson	1,623,087
10,900	Biogen Idec (1)	1,285,328
1,000	Bio-Rad Laboratories (1)	101,560
55,571	Bristol-Myers Squibb	1,791,609
24,100	Cardinal Health	1,037,023
18,200	Celgene (1)	1,323,140
1,500	Centene (1)	67,800
4,700	Computer Programs & Systems	269,075
1,200	Corvel (1)	58,416
12,300	CR Bard	1,137,996
8,500	DaVita (1)	695,385
64,361	Eli Lilly	2,557,706
1,400	Ensign Group	37,072
2,324	Express Scripts (1)	118,896
17,500	Five Star Quality Care (1)	63,525
25,800	Forest Laboratories (1)	819,924
41,002	Gilead Sciences (1)	2,002,538
10,000	Hi-Tech Pharmacal (1)	389,800
11,900	Humana	1,059,338
600	Intuitive Surgical (1)	275,946
113,784	Johnson & Johnson	7,499,503
10,900	Laboratory Corp. of America Holdings (1)	996,151
20,600	Lincare Holdings	529,214
700	McKesson	57,204
15,300	Medicines (1)	307,836
6,300	Medicis Pharmaceutical Class A	208,467
2,300	Mednax (1)	163,806
1,900	Medtox Scientific (1)	32,300
47,703	Medtronic	1,839,905
107,407	Merck	4,109,392
13,315	Metropolitan Health Networks (1)	106,786
7,900	Momenta Pharmaceuticals (1)	123,951
27,100	PDL BioPharma	173,169
292,247	Pfizer	6,254,086
4,700	Quest Diagnostics	272,976
29,400	Sciclone Pharmaceuticals (1)	140,826
32,700	St. Jude Medical	1,363,917
22,699	Stryker	1,258,206
4,500	Techne	307,125
4,000	Thermo Fisher Scientific (1)	211,600
57,500	UnitedHealth Group	2,977,925
8,900	Universal Health Services Class B	367,481
2,600	US Physical Therapy	53,040
2,900	Varian Medical Systems (1)	191,023
6,308	Waters (1)	546,083
2,600	WellCare Health Plans (1)	155,376
6,000	WellPoint	385,920
		59,098,013
	Industrials — 9.1%
35,935	3M	3,115,924
4,200	Alaska Air Group (1)	319,746
7,300	Albany International Class A	175,346
6,800	Ameresco (1)	89,148
2,200	American Science & Engineering	157,300
8,600	Applied Industrial Technologies	331,788
71,700	Applied Materials	880,476
5,400	AZZ	265,086
20,300	Boeing	1,505,854
2,000	Cascade	113,640
29,408	Caterpillar	3,209,001
7,700	CH Robinson Worldwide	530,068
75,398	CSX	1,700,225
11,200	Cummins	1,164,800
4,900	Danaher	257,299
23,800	Deere	2,050,370
18,700	Dover	1,185,767
2,800	Eaton	137,284
13,100	Exelis	130,869
2,500	FedEx	228,725
2,300	Fluor	129,352
22,047	General Dynamics	1,524,770
388,089	General Electric	7,261,145
12,600	Healthcare Services Group	235,494
23,391	Honeywell International	1,357,614
366	Huntington Ingalls Industries (1)	13,791
7,000	II-VI (1)	161,070
31,600	Illinois Tool Works	1,675,748
4,700	Insperity	131,694
2,800	Intersections	34,384
6,550	ITT	142,397
9,100	John Bean Technologies	149,331
8,900	Joy Global	807,141
7,900	Kaman	246,243
15,800	Kla-Tencor	807,854
16,800	Lockheed Martin	1,382,976
5,800	McGrath Rentcorp	184,672
5,700	Miller Industries	92,967
1,800	Multi-Color	41,238
6,093	Norfolk Southern	439,914
9,800	Northrop Grumman	568,890
9,200	Parker Hannifin	742,256
500	Precision Castparts	81,840
15,400	Primoris Services	245,014
18,400	Raytheon	883,016
9,200	Rockwell Collins	532,588
173	Seaboard	335,883
4,100	Standex International	164,369
3,600	Team (1)	105,084

Shares		Value $
3,800	Twin Disc	117,534
12,200	Union Pacific	1,394,582
48,464	United Parcel Service Class B	3,666,302
44,895	United Technologies	3,517,523
6,000	US Ecology	112,320
3,232	WW Grainger	616,472
13,100	Xylem	339,421
		47,791,605
	Information Technology — 16.7%
4,900	ACI Worldwide (1)	148,862
28,600	Adobe Systems (1)	885,170
8,600	Altera	342,194
12,700	American Software	113,919
1,300	Amphenol Class A	70,759
24,700	Analog Devices	966,511
36,839	Apple (1)	16,816,267
15,200	Automatic Data Processing	832,656
23,000	AVX	302,680
4,900	Blackbaud	149,107
24,700	BMC Software (1)	895,128
13,100	Brooks Automation	140,432
41,800	CA	1,077,604
6,400	CACI International Class A (1)	375,616
212,685	Cisco Systems	4,175,007
4,900	Cognizant Technology Solutions Class A (1)	351,575
7,700	Comtech Telecommunications	237,622
80,900	Corning	1,041,183
97,999	Dell (1)	1,688,523
14,000	eBay (1)	442,400
1,800	Electro Rent	30,762
45,400	EMC (1)	1,169,504
28,300	Entegris (1)	271,114
9,349	Google Class A (1)	5,423,448
9,100	GT Advanced Technologies (1)	78,442
18,767	Harris	769,447
101,733	Hewlett-Packard	2,846,489
5,500	Integrated Silicon Solution (1)	53,735
229,774	Intel	6,070,629
47,494	International Business Machines	9,147,344
3,900	IXYS (1)	53,508
13,900	j2 Global	374,744
28,000	Jabil Circuit	634,480
12,600	Kemet (1)	115,794
6,900	Keynote Systems	135,033
21,300	Kulicke & Soffa Industries (1)	230,253
15,000	Lender Processing Services	249,450
13,100	Lexmark International Class A	457,190
7,400	Linear Technology	246,568
6,300	Littelfuse	319,473
6,600	Mantech International Class A	231,990
3,200	Mastercard Class A	1,137,824
19,000	Maxim Integrated Products	509,960
18,400	Microchip Technology	679,144
318,450	Microsoft	9,403,829
20,100	Molex	531,444
2,200	MTS Systems	100,958
5,700	Nanometrics (1)	115,425
1,100	NCI (1)	8,052
179,681	Oracle	5,067,004
4,800	Plantronics	178,752
28,900	Power-One (1)	125,426
23,800	QLogic (1)	412,216
55,677	QUALCOMM	3,274,921
200	SanDisk (1)	9,176
5,300	Sohu.com (1)	315,986
7,900	Symantec (1)	135,801
19,100	TeleNav (1)	141,913
3,800	Telular	31,768
56,822	Texas Instruments	1,839,896
16,200	ValueClick (1)	282,528
17,100	Visa Class A	1,720,944
31,100	Vishay Intertechnology (1)	381,908
15,500	Western Digital (1)	563,425
10,400	Xilinx	372,840
		87,303,752
	Materials — 2.9%
7,100	Albemarle	456,601
16,300	Bemis	509,864
5,682	CF Industries Holdings	1,007,873
11,800	Cliffs Natural Resources	852,550
18,800	Dow Chemical	629,988
25,900	E.I. du Pont de Nemours	1,318,051
15,400	Eastman Chemical	774,928
49,500	Freeport-McMoRan Copper & Gold	2,287,395
16,200	Horsehead Holding (1)	176,256
3,600	Koppers Holdings	136,764
13,500	Kronos Worldwide	310,770
15,640	Monsanto	1,283,262
19,900	Mosaic	1,113,803
1,100	NewMarket	237,809
26,000	Newmont Mining	1,598,480
12,600	PPG Industries	1,128,708
4,200	Praxair	446,040
4,100	Schnitzer Steel Industries Class A	178,883
6,900	Scotts Miracle-Gro Class A	326,784
1,200	Terra Nitrogen LP	228,096
		15,002,905

Shares		Value $
	Telecommunication Services — 2.4%
244,239	AT&T	7,183,069
10,300	CenturyLink	381,409
4,000	Consolidated Communications Holdings	75,960
2,250	Lumos Networks	33,818
2,250	NTELOS Holdings	51,367
116,330	Verizon Communications	4,380,988
27,600	Windstream	333,132
		12,439,743
	Utilities — 2.7%
23,700	American Electric Power	937,572
10,200	American States Water	368,934
3,200	Atmos Energy	103,712
10,400	California Water Service Group	191,880
7,100	Chesapeake Utilities	305,442
14,700	CMS Energy	320,901
14,060	Consolidated Edison	828,978
4,300	Dominion Resources	215,172
5,200	Duke Energy	110,812
5,047	Edison International	207,129
39,871	Emerson Electric	2,048,572
14,900	Energen	717,733
6,300	Entergy	437,094
35,200	Exelon	1,400,256
6,200	FirstEnergy	261,764
7,900	MGE Energy	354,394
2,000	Middlesex Water	37,780
18,400	NextEra Energy	1,101,240
7,300	Northeast Utilities	253,675
6,437	PG&E	261,728
7,200	Portland General Electric	179,568
25,600	PPL	711,424
6,800	SCANA	304,844
26,308	Southern	1,198,592
2,900	Suburban Propane Partners LP	125,048
4,400	UGI	118,404
9,400	Unitil	259,722
17,200	USA Mobility	243,380
4,300	Vectren	122,937
3,700	Westar Energy	105,228
19,600	Xcel Energy	521,360
		14,355,275
	Total United States	451,342,607
	TOTAL COMMON STOCK (Cost $432,914,199)	472,848,522

	SHORT-TERM INVESTMENT (4) — 9.0%
47,198,160	JPMorgan Prime Money Market Fund, 0.120% (Cost $47,198,160)	47,198,160
	TOTAL INVESTMENTS — 99.5% (Cost $480,112,359)*	520,046,682
	OTHER ASSETS LESS LIABILITIES — 0.5%	2,653,621
	NET ASSETS — 100%	$522,700,303

(1)	Denotes non-income producing security.
(2)	Security considered illiquid. On January 31, 2012 the value of these securities amounted to $33,864, representing 0.0% of the net assets of the Fund.
(3)	Security is fair valued.
(4)	The rate shown represents the 7-day current yield as of January 31, 2012.

* At January 31, 2012, the tax basis cost of the Fund’s investments was $483,017,519, and the unrealized appreciation and depreciation were $61,486,328 and $(24,457,165), respectively.

A summary of the open futures contracts held by the Fund at January 31, 2012, is as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
S&P 500 Index EMINI	698	Mar-2012	$3,074,788

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2012, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Toronto Dominion Bank	2/9/12	CAD	14,390,335	USD	14,133,251	$(219,839)

ADR — American Depositary Receipt

CAD — Canadian Dollar

LP — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Quality Fund

Schedule of Investments

January 31, 2012 (unaudited)

Shares		Value $
	COMMON STOCK — 97.0%
	Australia — 2.6%
21,979	Adelaide Brighton	69,286
7,562	BHP Billiton	300,827
626	Campbell Brothers	34,551
34,483	CFS Retail Property Trust	62,769
3,428	Cochlear	216,126
8,575	CSL	283,330
15,694	Iress Market Technology	115,771
2,743	Mineral Resources	35,374
3,700	Monadelphous Group	86,398
24,079	Mount Gibson Iron	36,164
9,418	Navitas	28,789
20,731	Platinum Asset Management	74,813
4,114	Rio Tinto	301,995
7,448	Woolworths	195,973
11,778	Wotif.com Holdings	48,880
		1,891,046
	Belgium — 0.7%
3,881	Bekaert	157,813
3,298	Colruyt	124,681
4,086	Mobistar	204,332
		486,826
	Bermuda — 1.6%
5,400	Arch Capital Group (1)	194,670
6,500	Assured Guaranty	100,815
30,000	Cafe de Coral Holdings	68,548
162,000	First Pacific	185,081
45,500	Kerry Properties	174,546
9,654	Lancashire Holdings	104,727
8,343	Seadrill	310,138
		1,138,525
	Brazil — 0.5%
2,453	Cielo	73,114
5,000	CPFL Energia	73,870
7,400	JHSF Participacoes	24,027
2,200	Natura Cosmeticos	47,142
5,400	Souza Cruz	70,318
4,200	Tractebel Energia	72,970
		361,441
	British Virgin Islands — 0.0%
9,250	Playtech	43,613

	Canada — 4.6%
3,900	Agrium	314,482
4,600	Alimentation Couche Tard Class B	139,735
1,100	Atco Class I	65,502
1,900	Bank of Montreal	110,486
10,600	Canadian Oil Sands	262,885
2,200	Centerra Gold	43,565
6,900	CGI Group Class A (1)	139,390
3,700	Great-West Lifeco	81,648
27,000	High River Gold Mines (1)	33,130
5,300	IAMGOLD	88,457
6,500	IGM Financial	290,503
4,500	Industrial Alliance Insurance and Financial Services	118,920
4,800	Pacific Rubiales Energy	120,814
1,400	Pan American Silver	32,137
6,000	Pason Systems	77,813
5,500	Petrominerales	114,839
3,700	Potash Corp. of Saskatchewan	173,410
4,200	Power Corp. of Canada	102,151
2,200	Power Financial	58,687
14,500	Research In Motion (1)	241,860
3,800	Rogers Communications Class B	146,139
2,500	Shoppers Drug Mart	103,502
6,300	Sprott	43,052
3,100	Suncor Energy	106,818
900	Teck Resources Class B	38,176
2,100	TMX Group	89,811
2,000	Transglobe Energy (1)	19,493
9,000	Trican Well Service	149,761
		3,307,166
	Cayman Islands — 0.1%
209,000	GCL-Poly Energy Holdings	71,956

	Chile — 0.4%
15,432	Administradora de Fondos de Pensiones Provida	74,114
400	Administradora de Fondos de Pensiones Provida ADR	28,576
260,199	Aguas Andinas	154,393
3,375	ENTEL Chile	61,445
		318,528
	China — 1.6%
18,000	Anta Sports Products	18,127
28,000	China BlueChemical	21,266
57,500	China Shenhua Energy Class H	252,834
64,000	Dongfeng Motor Group Class H	119,663
33,000	Great Wall Motor Class H	56,595
104,000	Haitian International Holdings	109,028
39,000	Li Ning	40,232

Shares		Value $
83,000	Shenzhou International Group Holdings	118,371
14,000	Weichai Power Class H	75,009
102,000	Yangzijiang Shipbuilding Holdings	89,630
82,000	Yanzhou Coal Mining	196,670
200,000	Zijin Mining Group	87,942
		1,185,367
	Czech Republic — 0.1%
100	Philip Morris CR	60,493

	Denmark — 0.7%
19	AP Moeller - Maersk	140,030
17,544	H Lundbeck	345,786
		485,816
	Finland — 0.3%
536	Kone Class B	29,177
8,556	Orion Class B	166,067
		195,244
	France — 0.9%
1,784	Alten	49,314
1,017	April	16,467
807	BioMerieux	67,857
428	Christian Dior	60,569
14,528	CNP Assurances	195,808
4,538	Metropole Television	75,823
1,685	Societe BIC	150,125
186	Virbac	26,030
		641,993
	Gabon — 0.2%
322	Total Gabon	141,952

	Germany — 0.9%
3,379	BASF	259,774
1,798	Gerry Weber International	60,930
4,252	K+S	202,734
1,088	SMA Solar Technology	67,223
385	Wacker Chemie	35,283
		625,944
	Greece — 0.2%
11,957	OPAP	122,607

	Guernsey — 0.2%
34,333	Resolution	147,733

	Hong Kong — 2.8%
12,100	ASM Pacific Technology	155,714
6,000	Cheung Kong Holdings	80,773
31,000	China Mobile	316,991
157,000	CNOOC	322,701
19,600	Dah Sing Banking Group	19,789
12,400	Dah Sing Financial Holdings	42,532
30,000	Great Eagle Holdings	73,887
108,000	Guangdong Investment	62,529
29,500	Hopewell Holdings	77,030
69,000	Lonking Holdings	28,383
106,000	SmarTone Telecommunications Holding	179,603
16,000	Swire Pacific Class A	177,947
4,200	Swire Properties (1)	10,582
78,000	Texwinca Holdings	85,593
16,600	VTech Holdings	173,062
22,000	Wharf Holdings	125,105
122,000	Xinyi Glass Holdings	72,208
58,500	XTEP International Holdings	19,236
		2,023,665
	Indonesia — 1.1%
203,500	AKR Corporindo	82,714
28,000	Indo Tambangraya Megah	114,432
471,500	Perusahaan Gas Negara	177,206
14,500	Surya Citra Media	15,017
73,000	Tambang Batubara Bukit Asam	163,803
192,500	Telekomunikasi Indonesia	146,840
214,000	Vale Indonesia	95,323
		795,335
	Ireland — 0.3%
4,000	Accenture Class A	229,360

	Israel — 1.1%
24,481	Bank Hapoalim	85,536
77,269	Bezeq Israeli Telecommunication	134,264
2,685	Cellcom Israel	39,114
6,140	First International Bank of Israel (1)	61,351
22,586	Israel Chemicals	237,047
24,217	Israel Discount Bank Class A (1)	34,948
7,518	Osem Investments	114,712
7,644	Partner Communications	63,424
		770,396
	Italy — 0.5%
1,302	DiaSorin	39,422
23,013	Recordati	182,249

Shares		Value $
2,650	Saipem	124,012
		345,683
	Japan — 5.8%
1,700	ABC-Mart	60,861
2,400	Aeon Mall	53,102
13,000	Aozora Bank	36,168
28,000	Bank of Yokohama	129,711
3,000	Chugoku Bank	40,945
2,200	Cosmos Pharmaceutical	103,504
16,000	Daiwa House Industry	202,205
668	Dena	16,910
13,000	Gunma Bank	70,801
6,000	Hachijuni Bank	35,197
7,600	Heiwa	136,740
15,000	Higo Bank	87,402
1,100	Hisamitsu Pharmaceutical	47,710
25	Inpex	170,604
4,000	Iyo Bank	38,425
7,000	JGC	192,822
10,000	Kaken Pharmaceutical	131,627
53	KDDI	335,945
2,000	K’s Holdings	69,948
5,000	Lawson	303,806
3,900	Miraca Holdings	146,020
11,900	Mitsubishi UFJ Financial Group	54,503
1,550	Nitori Holdings	142,388
130	NTT DoCoMo	230,997
1,530	Point	62,746
9,000	San-In Godo Bank	68,031
5,900	Santen Pharmaceutical	241,575
1,400	Shimamura	144,409
6,500	Softbank	181,096
4,300	Sony Financial Holdings	71,497
4,200	Sugi Holdings	117,346
1,900	Sundrug	56,327
2,700	Takeda Pharmaceutical	117,283
1,600	Tsuruha Holdings	85,774
2,800	Unipres	87,381
1,660	Yamada Denki	105,874
		4,177,680
	Malaysia — 0.5%
93,700	DiGi.com	122,057
2,500	Fraser & Neave Holdings	14,671
30,300	KLCC Property Holdings	32,692
38,200	Maxis	71,751
17,000	Petronas Chemicals Group	37,299
15,700	Petronas Gas	80,979
		359,449
	Mexico — 0.6%
1,800	America Movil ADR	41,778
600	Grupo Aeroportuario del Sureste ADR	39,522
86,851	Grupo Mexico	276,529
18,200	Kimberly-Clark de Mexico	103,353
		461,182
	Netherlands — 1.2%
2,289	ASM International	75,668
6,728	ASML Holding	288,935
10,705	Royal Dutch Shell Class A	377,900
3,900	Unilever	129,816
		872,319
	Norway — 1.5%
5,695	Fred Olsen Energy	214,713
5,295	Kongsberg Gruppen	106,994
16,964	Statoil	425,518
6,730	TGS Nopec Geophysical	168,468
4,755	Yara International	191,436
		1,107,129
	Philippines — 1.0%
70,900	Aboitiz Equity Ventures	69,130
184,900	Aboitiz Power	130,254
108,800	DMCI Holdings	116,744
102,700	Manila Water	50,308
3,500	Philippine Long Distance Telephone ADR	222,320
23,850	Semirara Mining	125,397
		714,153
	Poland — 0.3%
4,612	KGHM Polska Miedz	199,676

	Russia — 0.1%
4,800	CTC Media	48,096

	Singapore — 1.6%
108,000	First Resources	140,851
7,000	Jardine Cycle & Carriage	285,956
89,000	M1	171,276
9,000	Singapore Land	41,940
143,000	Singapore Post	110,875
47,000	SMRT	65,034
40,000	StarHub	90,020
70,000	Straits Asia Resources	131,372
32,000	UOL Group	117,058
7,000	Wheelock Properties Singapore	8,906
		1,163,288

Shares		Value $
	South Africa — 2.0%
5,622	Adcock Ingram Holdings	45,092
7,990	African Bank Investments	37,336
5,762	African Rainbow Minerals	135,967
21,031	AVI	111,737
61,822	Capital Property Fund	72,577
18,772	Coronation Fund Managers	60,922
39,629	FirstRand	114,406
5,066	Foschini Group	70,460
2,940	Kumba Iron Ore	201,838
6,725	Lewis Group	64,029
9,030	MTN Group	153,985
8,626	Reunert	71,947
20,228	Sanlam	78,156
2,145	Sasol	109,569
10,287	Vodacom Group	126,890
		1,454,911
	South Korea — 1.2%
1,660	Halla Climate Control (1)	31,628
878	Hyundai Department Store (1)	143,050
772	Hyundai Heavy Industries	214,101
372	Hyundai Motor	73,194
1,350	Kangwon Land (1)	31,671
2,112	Kia Motors	126,923
2,140	KP Chemical (1)	31,437
2,806	KT&G	196,360
		848,364
	Spain — 0.7%
8,248	Antena 3 de Television	51,996
4,891	Duro Felguera	33,136
3,484	Enagas	69,718
31,673	Mapfre	105,221
1,400	Prosegur Cia de Seguridad	64,582
940	Red Electrica	43,233
2,484	Viscofan	95,743
3,226	Zardoya Otis	45,991
		509,620
	Sweden — 0.9%
3,050	Axfood	111,232
3,063	Getinge	83,104
9,708	Hennes & Mauritz	317,928
3,365	Intrum Justitia	53,071
2,907	SKF Class B	68,612
		633,947
	Switzerland — 1.5%
3,700	ACE	257,520
2,100	Allied World Assurance Holdings	129,213
28	Belimo Holding	53,219
16,635	Ferrexpo	89,245
1,193	Meyer Burger Technology (1)	22,818
324	Partners Group Holding	56,688
2,427	Roche Holding	410,918
5,703	UBS	77,655
		1,097,276
	Taiwan — 1.3%
37,000	Advantech	112,129
39,000	E Ink Holdings	55,402
16,000	Formosa Plastics	46,648
16,000	Giant Manufacturing	67,645
14,100	HTC	231,535
1,000	Largan Precision	21,511
23,100	Powertech Technology	57,816
26,000	Radiant Opto-Electronics	98,931
6,000	Simplo Technology	42,211
5,000	Taiwan Prosperity Chemical	13,258
2,800	Taiwan Semiconductor Manufacturing ADR	39,424
32,870	Tripod Technology	91,608
39,500	TSRC	103,540
		981,658
	Thailand — 0.9%
44,400	Advanced Info Service	216,901
3,600	Banpu	70,346
46,900	PTT Exploration & Production	268,564
8,300	Siam Makro	68,741
		624,552
	Turkey — 0.3%
7,173	Ford Otomotiv Sanayi	64,200
12,695	Trakya Cam Sanayi	18,937
17,304	Turk Telekomunikasyon	77,339
3,926	Turk Traktor ve Ziraat Makineleri	80,001
		240,477
	United Kingdom — 10.9%
44,368	Aberdeen Asset Management	167,006
4,464	African Barrick Gold	36,222
12,352	AMEC	195,396
2,720	Anglo American	112,455
15,722	Antofagasta	320,296
26,513	Ashmore Group	155,148
10,915	AstraZeneca	525,302
40,831	Beazley	90,195
9,521	BHP Billiton	318,477
7,321	British American Tobacco	336,474
15,860	Cairn Energy (1)	70,419
5,878	Capita Group	56,957

Shares		Value $
12,679	Chemring Group	76,672
12,089	Cobham	34,876
32,953	Compass Group	305,813
921	Croda International	28,079
12,357	Domino Printing Sciences	115,455
19,993	Drax Group	167,427
21,569	EnQuest (1)	36,159
3,121	Eurasian Natural Resources	33,955
3,886	Fidessa Group	101,577
17,746	Halfords Group	89,194
32,387	Halma	180,642
18,168	Highland Gold Mining	50,452
39,006	HSBC Holdings	325,542
4,400	HSBC Holdings	36,936
7,669	IG Group Holdings	57,238
12,847	IMI	172,763
5,853	Jardine Lloyd Thompson Group	62,894
130,883	Legal & General Group	237,977
4,926	Micro Focus International	32,807
34,960	Mitie Group	140,186
19,545	N Brown Group	70,829
5,643	Next	232,858
8,957	Petrofac	205,339
32,883	Premier Farnell	107,144
28,150	Prudential	310,693
9,006	Reckitt Benckiser Group	479,049
15,340	Restaurant Group	71,687
5,377	Rio Tinto	322,359
12,602	Sage Group	58,197
10,827	Smith & Nephew	104,913
7,762	Spectris	187,238
1,859	Spirax-Sarco Engineering	57,966
10,050	Standard Chartered	242,905
38,164	TESCO	192,179
4,372	Ultra Electronics Holdings	105,532
4,704	Unilever	151,641
1,209	Victrex	24,325
7,954	WH Smith	69,178
26,060	WM Morrison Supermarkets	117,432
3,361	Xstrata	56,901
		7,839,356
	United States — 43.3%
	Consumer Discretionary — 4.3%
2,400	Advance Auto Parts	183,936
4,500	Aeropostale (1)	73,665
1,800	Apollo Group Class A (1)	94,338
7,200	Avon Products	127,944
600	Bed Bath & Beyond (1)	36,420
6,900	Best Buy	165,255
2,200	Buckle	95,986
2,900	Career Education (1)	29,319
5,200	Darden Restaurants	238,524
3,900	DeVry	147,264
2,500	DIRECTV (1)	112,525
1,400	DSW	69,958
4,800	GameStop Class A (1)	112,128
4,600	Gap	87,308
4,400	Guess?	132,000
3,800	Healthcare Services Group	71,022
1,700	ITT Educational Services (1)	111,979
800	JOS A Bank Clothiers (1)	38,200
4,300	Limited Brands	179,998
8,500	Mattel	263,500
1,000	McDonald’s	99,050
5,900	McGraw-Hill	271,400
2,000	PetSmart	106,440
1,000	Ross Stores	50,820
900	Strayer Education	97,920
1,600	Tupperware Brands	100,544
		3,097,443
	Consumer Staples — 4.0%
600	Brown-Forman Class B	48,726
6,600	Campbell Soup	209,220
6,300	Coca-Cola	425,439
4,300	Colgate-Palmolive	390,096
5,200	General Mills	207,116
5,600	HJ Heinz	290,360
6,700	Hormel Foods	192,826
1,600	Lancaster Colony	111,184
1,300	Lorillard	139,607
2,600	McCormick	131,404
500	Nu Skin Enterprises Class A	24,975
1,200	Philip Morris International	89,724
8,400	Walgreen	280,224
5,300	Wal-Mart Stores	325,208
		2,866,109
	Energy — 4.5%
2,400	Alliance Resource Partners LP	190,440
3,200	Apache	316,416
2,600	Atwood Oceanics (1)	119,548
900	BP Prudhoe Bay Royalty Trust	103,500
3,800	Chevron	391,704
900	Cimarex Energy	52,542
1,600	Contango Oil & Gas (1)	99,648
6,000	Denbury Resources (1)	113,160
4,600	Diamond Offshore Drilling	286,580
1,700	Energen	81,889
4,400	ExxonMobil	368,456
3,400	Halliburton	125,052
2,800	Helmerich & Payne	172,788
2,200	Marathon Oil	69,058

Shares		Value $
4,500	Occidental Petroleum	448,965
4,900	Peabody Energy	167,041
8,000	RPC	122,000
		3,228,787
	Financials — 7.0%
6,400	Aflac	308,672
2,900	Amtrust Financial Services	75,197
5,300	Aon	256,679
4,200	Arthur J Gallagher	140,028
2,200	Bank of Hawaii	100,584
4,800	Bank of New York Mellon	96,624
500	Cash America International	21,930
7,230	Citigroup	222,106
6,900	CNA Financial	189,957
10,100	CNO Financial Group (1)	67,872
4,337	Commerce Bancshares	168,362
2,400	Erie Indemnity	184,008
1,800	FBL Financial Group Class A	62,532
4,200	Federated Investors Class B	71,736
4,900	Fifth Third Bancorp	63,749
2,500	FirstMerit	39,225
1,900	Franklin Resources	201,590
700	Global Payments	35,014
2,600	Goldman Sachs Group	289,822
4,700	HCC Insurance Holdings	130,472
23,300	Huntington Bancshares	133,043
7,300	JPMorgan Chase	272,290
19,700	KeyCorp	153,069
2,200	Marsh & McLennan	69,498
12,400	Morgan Stanley	231,260
4,100	Northern Trust	168,961
4,400	PNC Financial Services Group	259,248
1,200	Portfolio Recovery Associates (1)	77,940
4,400	Primerica (1)	107,800
700	ProAssurance	57,141
900	PS Business Parks REIT	55,926
600	StanCorp Financial Group	23,196
3,400	State Street	133,212
700	T. Rowe Price Group	40,488
11,900	TD Ameritrade Holding	191,709
2,900	Trustmark	68,353
3,500	Waddell & Reed Financial Class A	96,075
5,800	Wells Fargo	169,418
		5,034,786
	Healthcare — 9.2%
9,000	Abbott Laboratories	487,350
7,400	Aetna	323,380
1,200	AMERIGROUP (1)	81,612
6,800	AmerisourceBergen	264,996
7,000	Baxter International	388,360
4,900	Becton Dickinson	384,209
9,400	Bristol-Myers Squibb	303,056
2,400	Chemed	134,736
4,700	Cigna	210,701
1,900	CR Bard	175,788
11,600	Eli Lilly	460,984
3,300	Express Scripts (1)	168,828
4,400	Forest Laboratories (1)	139,832
7,200	Gilead Sciences (1)	351,648
3,000	Humana	267,060
7,400	Johnson & Johnson	487,734
3,400	Laboratory Corp. of America Holdings (1)	310,726
6,600	Lincare Holdings	169,554
10,500	Medtronic	404,985
100	Mettler-Toledo International (1)	17,550
2,900	Momenta Pharmaceuticals (1)	45,501
5,500	Patterson	177,155
400	Quality Systems	16,224
7,500	St. Jude Medical	312,825
2,900	Stryker	160,747
6,000	UnitedHealth Group	310,740
1,200	Varian Medical Systems (1)	79,044
300	Waters (1)	25,971
		6,661,296
	Industrials — 5.0%
3,600	3M	312,156
7,300	Applied Materials	89,644
12,900	CSX	290,895
800	Cubic	36,992
3,000	Cummins	312,000
2,300	Dover	145,843
3,600	Emerson Electric	184,968
4,700	General Dynamics	325,052
1,600	Graco	73,568
4,100	Kla-Tencor	209,633
3,800	Lockheed Martin	312,816
1,700	Parker Hannifin	137,156
2,100	Rockwell Automation	163,527
4,700	Rockwell Collins	272,083
2,600	Union Pacific	297,206
1,700	United Parcel Service Class B	128,605
4,500	United Technologies	352,575
		3,644,719
	Information Technology — 7.1%
2,900	Altera	115,391
7,000	Analog Devices	273,910
1,000	Apple (1)	456,480
8,500	BMC Software (1)	308,040
16,900	CA	435,682

Shares		Value $
2,500	CACI International Class A (1)	146,725
12,000	Dell (1)	206,760
7,900	GT Advanced Technologies (1)	68,098
5,500	Harris	225,500
13,400	Intel	354,028
2,200	International Business Machines	423,720
400	Intuit	22,576
4,300	j2 Global	115,928
400	Jack Henry & Associates	13,680
5,200	Linear Technology	173,264
1,100	Littelfuse	55,781
1,800	Mantech International Class A	63,270
8,000	Maxim Integrated Products	214,720
2,600	Microchip Technology	95,966
15,800	Microsoft	466,574
1,700	NeuStar Class A (1)	62,067
11,100	Oracle	313,020
700	Paychex	22,050
6,500	QLogic (1)	112,580
1,400	Sohu.com (1)	83,468
300	Syntel	14,076
2,700	Texas Instruments	87,426
5,100	Xilinx	182,835
		5,113,615
	Materials — 2.1%
1,400	Aptargroup	73,388
1,300	CF Industries Holdings	230,594
4,300	Cliffs Natural Resources	310,675
7,900	Freeport-McMoRan Copper & Gold	365,059
3,400	Mosaic	190,298
500	NewMarket	108,095
2,400	Newmont Mining	147,552
1,300	Southern Copper	45,097
100	Terra Nitrogen LP	19,008
		1,489,766
	Utilities — 0.1%
2,700	Aqua America	59,562

	Total United States	31,196,083

	TOTAL COMMON STOCK (Cost $68,618,208)	69,919,905

	PREFERRED STOCK — 0.4%
	Brazil — 0.3%
4,800	AES Tiete	68,744
900	Cia de Bebidas das Americas ADR	32,751
3,000	Cia Energetica de Minas Gerais ADR	60,720
2,800	Vale ADR	67,788
		230,003
	Germany — 0.1%
1,878	Fuchs Petrolub	86,952

	TOTAL PREFERRED STOCK (Cost $298,615)	316,955

	SHORT-TERM INVESTMENT (2) — 2.5%
1,802,375	JPMorgan Prime Money Market Fund, 0.120% (Cost $1,802,375)	1,802,375
	TOTAL INVESTMENTS — 99.9% (Cost $70,719,198)*	72,039,235
	OTHER ASSETS LESS LIABILITIES — 0.1%	64,205
	NET ASSETS — 100%	$72,103,440

(1)	Denotes non-income producing security.
(2)	The rate shown represents the 7-day current yield as of January 31, 2012.

* At January 31, 2012, the tax basis cost of the Fund’s investments was $70,719,198, and the unrealized appreciation and depreciation were $4,589,151 and $(3,269,114), respectively.

A summary of the open futures contracts held by the Fund at January 31, 2012, is as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
S&P 500 Index EMINI	16	Mar-2012	$4,922

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2012, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	3/1/12	USD	577,102	ZAR	4,508,900	$(2,174)
HSBC	2/2/12	ZAR	4,508,900	USD	556,059	(21,183)
JPMorgan	2/2/12-3/1/12	TRY	769,800	USD	415,331	(16,601)
JPMorgan	2/23/12	USD	655,728	JPY	50,324,000	4,846
JPMorgan	3/1/12-4/1/12	ZAR	4,508,900	USD	573,499	(1,429)
UBS Securities	3/1/12	USD	214,202	TRY	384,900	1,068
						$(35,473)

ADR — American Depositary Receipt

JPY — Japanese Yen

LP — Limited Partnership

REIT — Real Estate Investment Trust

S&P— Standard & Poor’s

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

January 31, 2012 (unaudited)

The following is a summary of the inputs used as of January 31, 2012, in valuing the Schroder Funds’ investments carried at value:

Schroder North American Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (3)
Bahamas	$153,078	$—	$—	$153,078
Bermuda	3,379,797	—	—	3,379,797
Canada	13,498,349	—	—	13,498,349
Cayman Islands	275,148	—	—	275,148
China	462,725	—	—	462,725
Ireland	522,235	—	—	522,235
Netherlands	246,882	—	—	246,882
Puerto Rico	205,822	—	—	205,822
Russia	209,418	—	—	209,418
Switzerland	2,386,540	—	—	2,386,540
United Kingdom	165,921	—	—	165,921
United States
Consumer Discretionary	45,239,795	—	33,864	45,273,659
Consumer Staples	49,786,057	—	—	49,786,057
Energy	56,237,478	—	—	56,237,478
Financials	64,054,120	—	—	64,054,120
Healthcare	59,098,013	—	—	59,098,013
Industrials	47,791,605	—	—	47,791,605
Information Technology	87,303,752	—	—	87,303,752
Materials	15,002,905	—	—	15,002,905
Telecommunication Services	12,439,743	—	—	12,439,743
Utilities	14,355,275	—	—	14,355,275

Total United States	451,308,743	—	33,864	451,342,607

Total Common Stock	$472,814,658	$—	$33,864	$472,848,522

Short-Term Investment	47,198,160	—	—	47,198,160

Total Investments in Securities	$520,012,818	$—	$33,864	$520,046,682

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures — Unrealized Appreciation	$3,074,788	$—	$—	$3,074,788

Forwards — Unrealized Depreciation	—	(219,839)	—	(219,839)

Total Other Financial Instruments	$3,074,788	$(219,839)	$—	$2,854,949

Schroder Global Quality Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (1)(2)	$69,919,905	$—	$—	$69,919,905
Preferred Stock (1)(2)	316,955	—	—	316,955
Short-Term Investment	1,802,375	—	—	1,802,375

Total Investments in Securities	$72,039,235	$—	$—	$72,039,235

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures – Unrealized Appreciation	$4,922	$—	$—	$4,922
Forwards – Unrealized Appreciation	—	5,914	—	5,914
Forwards – Unrealized Depreciation	—	(41,387)	—	(41,387)

Total Other Financial Instruments	$4,922	$(35,473)	$—	$(30,551)

(1)          The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

(2)          All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)          A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2011 through January 31, 2012 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Global Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 26, 2012

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: March 26, 2012

*                 Print the name and title of each signing officer under his or her signature.